Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill [Table Text Block]
The change in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Balance, beginning of year	$46,859	$10,238
Goodwill acquired during the period	—	36,621
Balance, end of year	$46,859	$46,859

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Components of the finite-lived intangible assets had the following carrying amounts and accumulated amortization at December 31, 2013 and 2012:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
2013
Technology platform	$6,237	$(3,575)	$2,662
Core deposit premium	3,200	(1,638)	1,562
Customer relationships	2,613	(1,024)	1,589
Total intangible assets	$12,050	$(6,237)	$5,813
2012
Technology platform	$6,237	$(2,186)	$4,051
Core deposit premium	3,200	(1,181)	2,019
Customer relationships	2,613	(762)	1,851
Total intangible assets	$12,050	$(4,129)	$7,921

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future estimated amortization expense for intangible assets is as follows:

2014	$2,108
2015	1,933
2016	776
2017	452
2018	261
Thereafter	283
Total	$5,813